Cash and Cash Equivalents:	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents:

Note 4.           Cash and Cash Equivalents:

	June 30,	December 31,
	2012	2011
US Treasury bills	$-	$40,000,000
Bank deposits	6,348,782	12,238,554
Money market funds	24,199,842	5,438,816
Total	$30,548,624	$57,677,370

At June 30, 2012 and December 31, 2011, the Company had cash of approximately $7,000 and $88,000 respectively, in Venezuela.